Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date		rr_ProspectusDate	Jun. 29, 2015
Inst Adv Inst | Spartan Small Cap Index Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Small Cap Index Fund/Institutional, Fidelity Advantage® Institutional
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of stocks of small-capitalization United States companies.
Expense [Heading]		rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	14.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Based on historical expenses, adjusted to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds.

			Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in securities included in the Russell 2000® Index. Lending securities to earn income for the fund.
Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
			An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

			Visit www.401k.com and log in for updated return information.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
During the periods shown in the chart for Institutional Class:	Returns	Quarter ended
Highest Quarter Return	12.43%	March 31, 2013
Lowest Quarter Return	-7.26%	September 30, 2014
Year-to-Date Return	4.35%	March 31, 2015

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2014
Inst Adv Inst | Spartan Small Cap Index Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)		rr_RedemptionFeeOverRedemption	1.50%
Management fee		rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	[1]	rr_ExpensesOverAssets	0.17%
Fee waiver and/or expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	0.07%
1 year		rr_ExpenseExampleYear01	$ 7
3 years		rr_ExpenseExampleYear03	43
5 years		rr_ExpenseExampleYear05	84
10 years		rr_ExpenseExampleYear10	$ 205
2012		rr_AnnualReturn2012	16.35%
2013		rr_AnnualReturn2013	38.99%
2014		rr_AnnualReturn2014	5.17%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.35%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.43%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(7.26%)
Label		rr_AverageAnnualReturnLabel	Institutional Class
Past 1 year		rr_AverageAnnualReturnYear01	5.17%
Life of class	[3]	rr_AverageAnnualReturnSinceInception	19.81%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Inst Adv Inst | Spartan Small Cap Index Fund | Fidelity Advantage Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)		rr_RedemptionFeeOverRedemption	1.50%
Management fee		rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	none
Total annual operating expenses	[1]	rr_ExpensesOverAssets	0.15%
Fee waiver and/or expense reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	0.05%
1 year		rr_ExpenseExampleYear01	$ 5
3 years		rr_ExpenseExampleYear03	36
5 years		rr_ExpenseExampleYear05	73
10 years		rr_ExpenseExampleYear10	$ 180
Label		rr_AverageAnnualReturnLabel	Fidelity Advantage Institutional Class
Past 1 year		rr_AverageAnnualReturnYear01	5.19%
Life of class	[3]	rr_AverageAnnualReturnSinceInception	19.84%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011
Inst Adv Inst | Spartan Small Cap Index Fund | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell 2000® Index
Past 1 year		rr_AverageAnnualReturnYear01	4.89%
Life of class	[3]	rr_AverageAnnualReturnSinceInception	19.73%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 08, 2011

[1]	Based on historical expenses, adjusted to reflect current fees.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07% and 0.05%. These arrangements will remain in effect through June 30, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.
[3]	From September 8, 2011.